UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2008

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 10, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Total Value: $ 185,497 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 7,992   2,521,240    SH    SOLE  N/A   1,861,000  N/A    660,240
Cameco Corp                  Common     13321L108   $ 4,830     280,000    SH    SOLE  N/A     280,000  N/A        -
Cia Saneamento Basico        ADR        20441A102   $ 4,435     183,170    SH    SOLE  N/A     102,100  N/A     81,070
Compugen Ltd                 Common     M25722105   $   260     605,046    SH    SOLE  N/A     199,046  N/A    406,000
Cooper Tire & Rubber         Common     216831107   $ 3,293     534,600    SH    SOLE  N/A     519,000  N/A     15,600
Durect Corporation           Common     266605104   $22,969   6,775,400    SH    SOLE  N/A   5,222,000  N/A  1,553,400
Endocare Inc                 Common     29264P203   $   114     284,864    SH    SOLE  N/A     283,827  N/A      1,037
Focus Media Holding          ADR        34415V109   $ 3,857     424,300    SH    SOLE  N/A     363,500  N/A     60,800
General Cable Corp           Common     369300108   $10,829     612,175    SH    SOLE  N/A     501,000  N/A    111,175
General Electric Co          Common     369604103   $ 7,677     473,870    SH    SOLE  N/A     372,100  N/A    101,770
Gerber Scientific Inc        Common     373730100   $10,483   2,051,400    SH    SOLE  N/A   1,588,000  N/A    463,400
Helix Energy Solutions Grp   Common     42330P107   $ 3,674     507,390    SH    SOLE  N/A     406,600  N/A    100,790
Heska Corp                   Common     42805E108   $ 2,014   8,054,700    SH    SOLE  N/A   5,439,700  N/A  2,615,000
Home Depot Inc               Common     437076102   $ 3,499     152,000    SH    SOLE  N/A     150,000  N/A      2,000
Horsehead Holding Corp       Common     440694305   $ 5,051   1,074,751    SH    SOLE  N/A     982,851  N/A     91,900
Inovio Biomedical Corp       Common     45773H102   $   262     504,200    SH    SOLE  N/A     415,800  N/A     88,400
Libbey Inc                   Common     529898108   $ 2,739   2,190,880    SH    SOLE  N/A   1,560,700  N/A    630,180
Masco Corp                   Common     574599106   $ 3,376     303,300    SH    SOLE  N/A     297,700  N/A      5,600
Matrix Service Co            Common     576853105   $ 4,796     625,350    SH    SOLE  N/A     592,550  N/A     32,800
Mcdermott Intl Inc           Common     580037109   $ 9,622     973,900    SH    SOLE  N/A     808,950  N/A    164,950
Myr Group Inc                Common     55405W104   $11,122   1,112,246    SH    SOLE  N/A     939,146  N/A    173,100
Owens Illinois Inc           Common     690768403   $ 7,458     272,900    SH    SOLE  N/A     244,000  N/A     28,900
Penford Corp                 Common     707051108   $ 2,431     240,250    SH    SOLE  N/A     231,400  N/A      8,850
Petroleo Brasileiro Sa       ADR        71654V101   $ 9,795     479,900    SH    SOLE  N/A     404,200  N/A     75,700
Potash Corp                  Common     73755L107   $ 2,823      38,550    SH    SOLE  N/A      32,850  N/A      5,700
Precision Castparts Corp     Common     740189105   $ 4,758      80,000    SH    SOLE  N/A      80,000  N/A        -
Providence Service Corp      Common     743815102   $ 1,590   1,096,535    SH    SOLE  N/A     852,388  N/A    244,147
Quixote Corp                 Common     749056107   $ 1,300     200,000    SH    SOLE  N/A     200,000  N/A        -
Ruby Tuesday Inc             Common     781182100   $ 1,547     991,500    SH    SOLE  N/A     960,000  N/A     31,500
Safeguard Scientifics Inc    Common     786449108   $ 2,632   3,814,000    SH    SOLE  N/A   3,788,000  N/A     26,000
Stealthgas Inc               Common     Y81669106   $ 5,950   1,234,353    SH    SOLE  N/A   1,025,453  N/A    208,900
Telekomunik Indonesia        ADR        715684106   $13,818     552,500    SH    SOLE  N/A     433,200  N/A    119,300
Tier Technologies Inc-Clb    Common     88650Q100   $ 2,296     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 5,926   7,696,309    SH    SOLE  N/A   5,274,999  N/A  2,421,310
Wal-Mart Stores Inc          Common     931142103   $   280       5,000    SH    SOLE  N/A         -    N/A      5,000